Fair Value Measurements	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. Fair Value Measurements

The following table provides the assets measured at fair value on a recurring basis as of December 31, 2014 and 2015 and June 30, 2016 (in thousands):

	Total Carrying Value	As of December 31, 2014
		Level I	Level 2	Level 3	Total
Financial Assets:
Money market funds (included in cash and cash equivalents)	$32,587	$32,587	$—	$—	$32,587

Total financial assets	$32,587	$32,587	$—	$—	$32,587

	Total Carrying Value	As of December 31, 2015
		Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds (included in cash and cash equivalents)	$80,886	$80,886	$—	$—	$80,886

Total financial assets	$80,886	$80,886	$—	$—	$80,886

	Total Carrying Value	As of June 30, 2016 (Unaudited)
		Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds (included in cash and cash equivalents)	$246,315	$246,315	$—	$—	$246,315

Total financial assets	$246,315	$246,315	$—	$—	$246,315

There were no realized or unrealized losses for the years ended December 31, 2013, 2014 and 2015 and the six months ended June 30, 2015 and 2016 (unaudited). There were no other-than-temporary impairments for these instruments as of December 31, 2014 and 2015 and June 30, 2016 (unaudited).